Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk management
Overview of our risk process
Our company is exposed to a variety of cyber security risks that can have financial, operational and compliance impacts on our business performance, reputation and licence to operate. The effective management of cyber security risk is therefore critical to supporting the delivery of Rio Tinto's strategic objectives.
Cyber security risk management at Rio Tinto follows a consistent,
Group‑wide approach, aligned with our Risk Policy & Standard and embedded in everyday decision‑making. The process is designed to spot risks early, assess potential impacts, implement controls to mitigate risks before they materialise, monitor control performance, and deal effectively with risks in the event they do materialise. It aims to manage – not eliminate – risk, recognising that taking well‑understood, well‑controlled risk is part of creating shareholder returns.
Clear accountability for risk management runs throughout the business, supported by a dedicated Risk function, and escalation pathways to executive management and the Board when required.
Assessments and risk analysis
We identify potential risks against a common Group risk taxonomy that includes information and cyber security. Where exposure is identified, we apply a universal evaluation scheme to assess potential impact, including consequences for the confidentiality, integrity and availability of our information and technology assets.
Our Threat Intelligence function maintains relationships with government agencies, industry bodies and specialist providers.
When new threats are identified, the function investigates exposure and engages relevant cyber security functions including the Cyber
Risk function. We also test resilience through penetration testing
(ethical hacking) and use these insights to recommend control improvements.
A dedicated cyber risk team conducts Security Risk Assessments
(SRA) for Information Technology (IT) and I&OT projects and
significant changes, including third‑party changes that affect our cyber posture. The team also runs a risk‑based program of
“deep‑dives” and diagnostic risk assessments of established
environments to identify current exposures and assess control effectiveness.
Cyber security framework and controls
Our Group Procedure for Information and Cyber Security sets the foundation for cyber security governance across our people, our information, and our technology – including IT and I&OT. It aligns our programme to the National Institute of Standards and
Technology Cybersecurity Framework (NIST CSF) 2.0 core
functions – Govern, Identify, Protect, Detect, Respond and Recover
– and is supported by mandatory control objectives and technical standards.
Our cyber security technical standards cover domains such as access control, endpoint and platform security, threat and
vulnerability management, backup and recovery, and awareness and training. Information and system owners are responsible for implementing controls appropriate to risk and criticality, with the
Cyber Security function overseeing standards, guidance and
assurance.
Awareness and behaviour
Mandatory cyber security training, reinforced by ongoing
communications, in-person and online events, on‑demand materials and InCyber quarterly awareness sessions, helps employees and contractors understand their responsibilities. These include:
protecting Rio Tinto’s assets, complying with the Acceptable Use
Standard and our Code of Conduct, and promptly reporting
suspicious activity to the Cyber Security team. Leaders are required to promote awareness and support compliance across their teams.
Phishing simulations are conducted Group-wide on a scheduled and/or targeted basis to test staff vigilance and improve awareness.
How cyber risk fits into our wider risk processes
Cyber security is treated as a material risk within our Enterprise Risk
Management (ERM) framework. The Board provides leadership
within a framework of prudent and effective controls and sets risk appetite. The Audit & Risk Committee, one of our Board committees supporting the Board, monitors internal controls and risk
management, including auditor independence and the robustness of assurance.
Responsibility for risk management is delegated to the Risk
Management Committee. This committee – a sub‑committee of the
Executive Committee chaired by the CFO – provides oversight of material risks (including cyber security risk) that could materially impact Rio Tinto’s business objectives and exceed its risk
tolerances, verifying exposure levels, trends and the effectiveness of critical controls and response plans against Board‑approved risk appetite.
The Risk function supports the management and reporting of material risks and escalates key issues to the Board as appropriate.
Independent checks and expert support
We regularly commission independent assessments and
benchmarking against the NIST CSF 2.0, upon which our internal technical standards are based. These recurring assessments are conducted by consultancies specialising in cyber security and include simulated adversarial testing (ie red‑team activity). These recurring reviews inform maturity, identify improvement priorities and support external assurance over our cyber posture.
The Audit & Risk Committee oversees our relationship with external auditors, reviews non‑audit services to safeguard independence, and assesses audit effectiveness.
Managing risks from third‑party providers
We operate a structured approach to third‑party cyber security risk.
Our Cyber Security Requirements for Suppliers, embedded in our supplier agreements and publicly available in our website, require vendors whose systems interact with Rio Tinto’s environments to meet defined security controls, conduct documented risk
assessments (or provide recognised third‑party attestations such as
ISO/IEC 27001 or SOC 2 Type II), and maintain strong access
control discipline. This includes provisioning via Rio Tinto’s identity provider, multi‑factor authentication, strict time‑bound access, and unique mapping of identities to individuals.
Vendors must implement secure remote access approved by
Rio Tinto, enforce strict network segmentation rules, maintain disaster recovery plans with periodic testing, operate effective change control with security impact evaluation and records
retention, apply strong encryption aligned to industry standards (eg
NIST FIPS, ISO/IEC), and follow approved procedures for
removable media. These obligations help reduce supply‑chain risk across our operating footprint.
Has cyber risk affected our business – and could
it?
The threat landscape is evolving rapidly, with digitisation and increasing connectivity between IT and I&OT expanding the attack surface. While Rio Tinto has not experienced a significant cyber security incident since December 2014, we remain vigilant. Recent supplier breaches (eg GoAnywhere, HWL Ebsworth and Intermed)
have indirectly impacted us, and we continuously adapt our controls accordingly. In our Material risk Update, cyber risk evaluation has trended upward versus 2024, driven by broader technology adoption
– including automation, artificial intelligence (AI) and third‑party connectivity – and the complexity of our global I&OT environments.
For I&OT in particular, targeted attacks or ransomware‑style events could lead to operational disruption, safety implications, increased remediation costs or reputational harm. Our approach aims to reduce the likelihood and impact of such events: maintaining a perpetual program of work to strengthen controls, leveraging threat intelligence, embedding “secure by design” principles, and investing in endpoint detection, network segregation, and identity and access management across I&OT. We also sustain organisation‑wide
awareness and skills programs to support resilience.
We recognise that cyber risk is increasing and continue to assess whether future incidents — or the combined impact of related events
— could be material. If so, our governance, reporting cadence and external assurance will support timely escalation and disclosure.
The Disclosure Committee reviews and approves significant public disclosures and oversees compliance with relevant legal and
regulatory requirements, including processes to ensure accuracy and timeliness.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Incident response is managed by a dedicated Cyber Incident
Response team, which works 24/7 to contain, analyse and
remediate events. Defined triage processes and escalation
thresholds integrate cyber incident management with broader
business resilience and crisis management, with visibility to the
Disclosure Committee for material incidents.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance
Board oversight of cyber security
The Board is responsible for overseeing material risk across
Rio Tinto and setting the business’s risk appetite. At the executive level, the Risk Management Committee provides oversight of
material risks – including cyber security – verifying exposure levels and trends, and confirming that the organisation operates within
Board‑approved risk appetite with effective critical controls and response plans.
The Board receives periodic updates on cyber security from
management as part of its regular oversight. This structure ensures the Board and its committees are informed about cyber security risk through a consistent reporting cadence and formal reporting
channels.
Management’s role in cyber security
Who is responsible and what expertise they have
Accountability for the effective management of cyber security risks and events rests with executive management. Day-to-day
responsibility sits with the Cyber Security function, led by the Chief
Information Security Officer (CISO), and with system owners across
IT and I&OT. The CISO reports to the Chief Information Officer
(CIO), and the CFO is the accountable executive for cyber risk and
Chair of the Risk Management Committee.
The Cyber Security function is responsible for defining and
maintaining Rio Tinto’s cyber security strategy and standards, enforcing procedures, and sustaining risk management practices consistent with the Group’s Risk Policy & Standard. Its expertise spans strategy, standards and procedures, risk management, threat intelligence, training and awareness, control implementation and assessment, detection and response, and vulnerability management
– providing the breadth required to manage a complex global
environment and to inform leadership decisions.
Our Group Procedure for Information and Cyber Security sets out responsibilities for all employees, including leaders and relevant management committees. Leaders across Rio Tinto are accountable for their teams’ compliance with cyber standards and procedures, and system owners must ensure appropriate security based on risk and criticality of the systems they operate. This structure ensures clear lines of ownership, consistent implementation of controls, and effective escalation and oversight.
How we monitor controls and keep management
informed
We track key metrics – such as patching rates and critical
vulnerability trends – and review them regularly against business priorities, threat intelligence and the NIST CSF 2.0. We report outcomes monthly to the CFO, quarterly to the Risk Management
Committee, and biannually to the Board’s Audit & Risk Committee.
This cadence reinforces transparency and accountability across governance layers.

Name	Title	Relevant experience
Peter Cunningham	Chief Financial Officer
Peter joined Rio Tinto in March 1993 and was appointed Chief Financial Officer and Executive Director in June 2021, as well as Chair of the Cyber Security
Steering Committee, whose role was absorbed by the Risk Management
Committee in 2025. As Chair of the Risk Management Committee and the
accountable executive for cyber security risk, Peter sponsors and oversees key cyber security decisions and escalations at the Group level. With extensive experience in senior leadership roles, Peter brings expertise in governance, risk management, and internal controls, enabling strong integration of cyber risk into the broader enterprise risk framework.

Daniel Evans	Chief Information Officer	Daniel has 15 years of cyber security leadership experience in senior, cyber intelligence, and operational leadership roles.
Scott Brown	Chief Information Security Officer	Scott has more than 17 years of cyber security experience in both senior leadership and operational roles.
Management uses dashboards, metrics and periodic assurance
activities to monitor prevention, detection, mitigation and
remediation across both corporate IT and I&OT. Key indicators –
such as patch compliance, legacy operating systems and critical vulnerabilities – are tracked and refined against NIST CSF 2.0 and business priorities. Threat intelligence, penetration testing and phishing exercises provide additional insights into resilience.
Security Risk Assessments identify exposures arising from new technology, and “deep dives” and risk diagnostics identify the current exposures, including third‑party connectivity and ageing
environments. Training and awareness programmes reinforce
behaviours that prevent incidents and improve detection and
reporting.
Incident response is managed by a dedicated Cyber Incident
Response team, which works 24/7 to contain, analyse and
remediate events. Defined triage processes and escalation
thresholds integrate cyber incident management with broader
business resilience and crisis management, with visibility to the
Disclosure Committee for material incidents.
Risk transfer and insurance
For certain major risks – such as natural disasters – internal controls may not be practical. Where appropriate, we obtain coverage from third parties in international insurance markets. While insurance cannot prevent disruption, it is a component of our broader risk management approach.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board is responsible for overseeing material risk across Rio Tinto and setting the business’s risk appetite.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board is responsible for overseeing material risk across
Rio Tinto and setting the business’s risk appetite. At the executive level, the Risk Management Committee provides oversight of
material risks – including cyber security – verifying exposure levels and trends, and confirming that the organisation operates within
Board‑approved risk appetite with effective critical controls and response plans.
The Board receives periodic updates on cyber security from
management as part of its regular oversight. This structure ensures the Board and its committees are informed about cyber security risk through a consistent reporting cadence and formal reporting
channels.
Cybersecurity Risk Role of Management [Text Block]	Accountability for the effective management of cyber security risks and events rests with executive management. Day-to-day
responsibility sits with the Cyber Security function, led by the Chief
Information Security Officer (CISO), and with system owners across
IT and I&OT. The CISO reports to the Chief Information Officer
(CIO), and the CFO is the accountable executive for cyber risk and
Chair of the Risk Management Committee.
The Cyber Security function is responsible for defining and
maintaining Rio Tinto’s cyber security strategy and standards, enforcing procedures, and sustaining risk management practices consistent with the Group’s Risk Policy & Standard. Its expertise spans strategy, standards and procedures, risk management, threat intelligence, training and awareness, control implementation and assessment, detection and response, and vulnerability management
– providing the breadth required to manage a complex global
environment and to inform leadership decisions.
Our Group Procedure for Information and Cyber Security sets out responsibilities for all employees, including leaders and relevant management committees. Leaders across Rio Tinto are accountable for their teams’ compliance with cyber standards and procedures, and system owners must ensure appropriate security based on risk and criticality of the systems they operate. This structure ensures clear lines of ownership, consistent implementation of controls, and effective escalation and oversight.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Accountability for the effective management of cyber security risks and events rests with executive management. Day-to-day
responsibility sits with the Cyber Security function, led by the Chief
Information Security Officer (CISO), and with system owners across
IT and I&OT. The CISO reports to the Chief Information Officer
(CIO), and the CFO is the accountable executive for cyber risk and
Chair of the Risk Management Committee.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Name	Title	Relevant experience
Peter Cunningham	Chief Financial Officer
Peter joined Rio Tinto in March 1993 and was appointed Chief Financial Officer and Executive Director in June 2021, as well as Chair of the Cyber Security
Steering Committee, whose role was absorbed by the Risk Management
Committee in 2025. As Chair of the Risk Management Committee and the
accountable executive for cyber security risk, Peter sponsors and oversees key cyber security decisions and escalations at the Group level. With extensive experience in senior leadership roles, Peter brings expertise in governance, risk management, and internal controls, enabling strong integration of cyber risk into the broader enterprise risk framework.

Daniel Evans	Chief Information Officer	Daniel has 15 years of cyber security leadership experience in senior, cyber intelligence, and operational leadership roles.
Scott Brown	Chief Information Security Officer	Scott has more than 17 years of cyber security experience in both senior leadership and operational roles.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Board receives periodic updates on cyber security from management as part of its regular oversight.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true